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                        GARTMORE VARIABLE INSURANCE TRUST

             Gartmore GVIT Global Technology and Communications Fund
                  Gartmore GVIT Global Financial Services Fund
                       Gartmore GVIT Global Utilities Fund
                    Gartmore GVIT Global Health Sciences Fund

                    Prospectus Supplement dated June 4, 2003
                       to Prospectus dated April 28, 2003

The disclosure with respect to the portfolio manager for the Gartmore GVIT Global Utilities Fund in the "Management" section on page 23 of the above noted Prospectus is deleted and replaced with the following:

GARTMORE GVIT GLOBAL UTILITIES FUND: Brian O'Neill is primarily responsible for the investment management of the Fund. Mr. O'Neill joined Gartmore Investment Management plc, an affiliate of GGP, as a Senior Investment Manager on the Global Portfolio team in 1981 with responsibility for a variety of global funds.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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